Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Fees	Bonuses	Total Payments
Total	[1]	$ 6,874,013	$ 13,416,880	$ 2,081,202	$ 100,000	$ 22,472,095
Sal de Oro Project
Total	[1]	5,010,792	35,076			5,045,868
Block PM524 Project
Total	[1]			1,029,510		1,029,510
Block Bunga Project
Total	[1]				$ 100,000	100,000
Atlas, Roma North, Range Project
Total	[1]	$ 1,863,221	$ 13,381,804	$ 1,051,692		$ 16,296,717

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in US Dollars and Malaysian Ringgits, payments relating to project in Indonesia were made in US Dollars, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2023.